Income Taxes - Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023
Amount
Income tax (benefit) provision at statutory tax rate	$ (7,915)	$ (103,539)	$ (27,642)
State tax, net of federal	15	(5,470)	(1,718)
Non-Controlling interests	0	19,626	5,865
Effect of flow-through entity	7,994	0	0
Changes in unrecognized tax benefits	0	(1,749)	2,320
Foreign income taxes at different statutory rate	18	(49)	(93)
Investment in partnership basis adjustments	0	(22,677)	(17,627)
Stock-based compensation	0	2,858	3,408
Change in valuation allowance	0	917	19,521
Other	(741)	1,403	(4,405)
Income tax benefit	$ (629)	$ (108,680)	$ (20,371)
%
Income tax (benefit) provision at statutory tax rate	21.00%	21.00%	21.00%
State tax, net of federal	0.00%	1.10%	1.30%
Non-Controlling interests	0.00%	(4.00%)	(4.50%)
Effect of flow-through entity	(21.20%)	0.00%	0.00%
Changes in unrecognized tax benefits	0.00%	0.40%	(1.80%)
Foreign income taxes at different statutory rate	0.00%	0.00%	0.10%
Investment in partnership basis adjustments	0.00%	4.60%	13.40%
Stock-based compensation	0.00%	(0.60%)	(2.60%)
Change in valuation allowance	0.00%	(0.20%)	(14.80%)
Other	1.90%	(0.30%)	3.40%
Effective income tax rate	1.70%	22.00%	15.50%